Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Disaggregation of Revenue

The following is a disaggregation of revenue categorized by commodities sold:

	Year ended	Year ended
	December 31,	December 31,
	2021	2020

Gold
Sales revenue	$4,027	$-
Derivative pricing adjustments	-	-
	4,027	-
Silver
Sales revenue	$27,438	$19,212
Derivative pricing adjustments	(267)	370
	27,171	19,582
Zinc
Sales revenue	$5,973	$3,078
Derivative pricing adjustments	96	(1,094)
	6,069	1,984
Lead
Sales revenue	$20,617	$16,142
Derivative pricing adjustments	169	(400)
	20,786	15,742
Other by-products
Sales revenue	$190	$15
Derivative pricing adjustments	(46)	71
	144	86

Total sales revenue	$58,245	$38,447
Total derivative pricing adjustments	(48)	(1,053)
Gross revenue	$58,197	$37,394
Treatment and selling costs	(13,393)	(9,511)
	$44,804	$27,883